GOODWILL	6 Months Ended
Jun. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL

12. GOODWILL

Goodwill represents the excess of the purchase price over the fair value of the net assets acquired from FAW Jilin on December 27, 2019 (the “Acquisition Date”). Pursuant to the related agreement and plan of merger, the purchase price was US$214,415 thousand.

The Company accounted for the acquisition using the purchase method of accounting for business combinations under ASC 805, Business Combinations. The total purchase price was allocated to the tangible and identifiable intangible assets acquired and liabilities assumed on their estimated fair value as of the Acquisition Date.

	US$’000	RMB’000
Assets acquired:
Cash and cash equivalents	235,165	1,645,169
Accounts and notes receivable	111,511	780,105
Other receivable	262	1,829
Inventory	30,766	215,232
Property, plant and equipment, net	273,142	1,910,844
Equity investment	4,773	33,391
Intangible assets	129,315	904,663
Land use right	87,970	615,419
Prepayments and other assets, current and non-current	53,820	376,512
Total assets acquired	926,724	6,483,164
Liabilities and equity assumed
Short-term borrowing	(28,589)	(200,000)
Accounts and notes payable	(160,346)	(1,121,745)
Contract liabilities	(11,904)	(83,276)
Accounts and other liabilities	(20,830)	(145,725)
Long-term payables	(249,417)	(1,744,870)
Accrued post-employment and termination benefits	(73,634)	(515,130)
Other payable, current and non-current	(81,749)	(571,898)
Noncontrolling interest	(88,575)	(619,653)
Total liabilities and equity assumed	(715,044)	(5,002,297)
Net assets acquired	211,680	1,480,867
Goodwill	2,735	19,133
Total purchase price	214,415	1,500,000

Changes in the carrying amount of goodwill consisted of the following:

	June 30, 2024	December 31, 2023
	US$’000	US$’000
	(Unaudited)
Beginning balance	2,695	2,774
Addition during the period/year	-	-
Impairment during the period/year	-	-
Translation adjustment	(62)	(79)
Goodwill	2,633	2,695

Goodwill of US$ 2,735 thousand represented the excess of the purchase price over the fair value of the net assets acquired as of the Acquisition Date and was primarily attributable to the expected synergies from integrating FAW Jilin’s technology into the automotive segment as well as the acquired workforce. As of June 30, 2024 and December 31, 2023, the goodwill was US$2,633 thousand and US$2,695 thousand, respectively. The change was due to foreign currency translation adjustments during the six months ended June 30, 2024. There were no accumulated impairment losses as of June 30, 2024 and December 31, 2023.